Share-Based Compensation (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock Warrants [Member]
Details of the outstanding rights, options and warrants and value of such rights, options and warrants
Options Outstanding, Beginning Balance	1,404,599	1,749,874	1,747,347
Number of shares, Granted	3,810,579		4,667
Number of shares, Exercised		(341,941)
Number of shares, Cancelled or expired	(212,961)	(3,334)	(2,140)
Options Outstanding, Ending Balance	5,002,217	1,404,599	1,749,874
Weighted average exercise price per share, Outstanding, Beginning Balance	$ 3.39	$ 3.03	$ 3.07
Weighted average exercise price per share, Granted	$ 2.52		$ 4.50
Weighted average exercise price per share, Exercised		$ 1.49
Weighted average exercise price per share, Cancelled or expired	$ 4.50	$ 10.50	$ 36.00
Weighted average exercise price per share, Outstanding, Ending balance	$ 2.68	$ 3.39	$ 3.03
Stock options [Member]
Details of the outstanding rights, options and warrants and value of such rights, options and warrants
Options Outstanding, Beginning Balance	5,557	5,557	5,557
Number of shares, Granted
Number of shares, Exercised
Number of shares, Cancelled or expired
Options Outstanding, Ending Balance	5,557	5,557	5,557
Weighted average exercise price per share, Outstanding, Beginning Balance	$ 20.25	$ 20.25	$ 20.25
Weighted average exercise price per share, Granted
Weighted average exercise price per share, Exercised
Weighted average exercise price per share, Cancelled or expired
Weighted average exercise price per share, Outstanding, Ending balance	$ 20.25	$ 20.25	$ 20.25